Interest-Bearing Loans and Borrowings - Summary of Changes in the Company's Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	$ 202	$ 91		$ 454
Repayments of borrowings	(3,098)	(7,265)		(8,965)
Amortized cost	98,880	101,975	[1]
Long-term debt, net of current portion [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	78,880	87,369		95,478
Proceeds from borrowings	59	74		148
Repayments of borrowings	(3,004)	(6,698)		(6,735)
Capitalization / (payment) of lease liabilities	686	794		697
Amortized cost	61	63		64
Unrealized foreign exchange effects	909	(1,776)		(2,149)
Current portion of long-term debt	(3,113)	(617)		(875)
(Gain)/Loss on bond redemption and other movements	(316)	(329)		741
Ending balance	74,163	78,880		87,369
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,029	1,408		3,081
Proceeds from borrowings	143	17		306
Repayments of borrowings	(94)	(567)		(2,230)
Capitalization / (payment) of lease liabilities	(458)	(519)		(547)
Amortized cost	0	0		0
Unrealized foreign exchange effects	83	(6)		(88)
Current portion of long-term debt	3,113	617		875
(Gain)/Loss on bond redemption and other movements	171	79		10
Ending balance	$ 3,987	$ 1,029		$ 1,408

[1]	Amended to conform to 2023 presentation.